UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21519

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Advantaged Global

Dividend Opportunities Fund (ETO)

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2013

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	21

Board of Trustees’ Contract Approval	22

Officers and Trustees	25

Important Notices	26

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Performance1,2

Portfolio Managers Judith A. Saryan, CFA, Aamer Khan, CFA and John H. Croft, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	04/30/2004	15.29%	22.26%	1.61%	11.05%
Fund at Market Price	—	24.31	31.88	2.40	10.36
MSCI World Index	04/30/2004	14.67%	16.70%	1.81%	6.16%
BofA Merrill Lynch Fixed Rate Preferred Securities Index	04/30/2004	3.72	10.14	3.01	2.99

% Premium/Discount to NAV
					–5.46%

Distributions[3]
Total Distributions per share for the period					$0.792
Distribution Rate at NAV					6.50%
Distribution Rate at Market Price					6.87%

% Total Leverage[4]
Borrowings					24.58%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Fund Profile

Top 10 Common Stock Holdings (% of total investments)

Sanofi	1.9%
Accenture PLC, Class A	1.9
Zurich Insurance Group AG	1.9
International Business Machines Corp.	1.8
Microsoft Corp.	1.7
United Technologies Corp.	1.6
Wells Fargo & Co.	1.5
PPG Industries, Inc.	1.4
ENI SpA	1.4
National Grid PLC	1.3
Total	16.4%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. BofA Merrill Lynch Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital.

[4]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its borrowings, which could be reduced if Fund asset values decline.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value

Aerospace & Defense — 2.1%
United Technologies Corp.(1)	83,000	$7,577,070

		$7,577,070

Automobiles — 1.7%
Honda Motor Co., Ltd.	89,100	$3,555,309
Toyota Motor Corp.	44,000	2,553,664

		$6,108,973

Beverages — 1.3%
Anheuser-Busch InBev NV	50,000	$4,803,526

		$4,803,526

Capital Markets — 1.3%
Credit Suisse Group AG(2)	169,024	$4,693,971

		$4,693,971

Chemicals — 4.4%
BASF SE	38,648	$3,617,939
E.I. du Pont de Nemours & Co.	20,000	1,090,200
LyondellBasell Industries N.V., Class A	73,000	4,431,100
PPG Industries, Inc.(1)	46,000	6,768,440

		$15,907,679

Commercial Banks — 7.8%
Barclays PLC	300,000	$1,338,743
BNP Paribas	90,000	5,018,211
DNB ASA	110,716	1,813,030
Mitsubishi UFJ Financial Group, Inc.	265,000	1,797,982
Mizuho Financial Group, Inc.	985,000	2,167,450
Natixis	650,000	2,849,265
PNC Financial Services Group, Inc. (The)(1)	67,000	4,547,960
Svenska Handelsbanken AB, Class A	30,000	1,367,644
Wells Fargo & Co.	194,000	7,368,120

		$28,268,405

Computers & Peripherals — 1.5%
Apple, Inc.(1)	12,450	$5,512,237

		$5,512,237

Construction & Engineering — 2.2%
Bouygues SA	160,000	$4,470,860
Vinci SA	70,000	3,374,478

		$7,845,338

Security	Shares	Value

Consumer Finance — 1.3%
Discover Financial Services	105,000	$4,592,700

		$4,592,700

Diversified Financial Services — 2.7%
Citigroup, Inc.(1)	99,000	$4,619,340
JPMorgan Chase & Co.(1)	105,000	5,146,050

		$9,765,390

Diversified Telecommunication Services — 3.3%
Bezeq Israeli Telecommunication Corp., Ltd.	1,850,000	$2,687,152
Deutsche Telekom AG	72,157	854,638
Telenor ASA	202,000	4,552,057
Vivendi SA	175,000	3,964,080

		$12,057,927

Electric Utilities — 0.6%
Edison International	40,000	$2,152,000

		$2,152,000

Electrical Equipment — 1.4%
ABB, Ltd.(2)	78,000	$1,768,799
Emerson Electric Co.	30,000	1,665,300
Schneider Electric SA	24,000	1,829,679

		$5,263,778

Energy Equipment & Services — 1.6%
Schlumberger, Ltd.(1)	76,000	$5,656,680

		$5,656,680

Food Products — 3.4%
Kraft Foods Group, Inc.	36,666	$1,887,933
Mondelez International, Inc., Class A	110,000	3,459,500
Nestle SA ADR(1)	31,000	2,208,130
Orkla ASA	522,840	4,714,613

		$12,270,176

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	50,000	$1,846,000
Covidien PLC	35,000	2,234,400

		$4,080,400

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.(1)	56,500	$5,770,910

		$5,770,910

5	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products — 0.8%
Svenska Cellulosa AB, Class B	113,572	$2,958,417

		$2,958,417

Industrial Conglomerates — 2.0%
General Electric Co.(1)	132,000	$2,942,280
Siemens AG	41,299	4,315,209

		$7,257,489

Insurance — 10.8%
Aflac, Inc.(1)	108,000	$5,879,520
Allianz SE	37,000	5,473,059
AXA SA	335,000	6,273,420
Muenchener Rueckversicherungs-Gesellschaft AG	27,000	5,408,270
Old Mutual PLC	656,251	2,093,171
Swiss Reinsurance Co., Ltd.(2)	62,000	4,934,059
Zurich Insurance Group AG(2)	32,000	8,942,132

		$39,003,631

IT Services — 4.9%
Accenture PLC, Class A(1)	110,000	$8,958,400
International Business Machines Corp.(1)	43,000	8,709,220

		$17,667,620

Machinery — 1.7%
Deere & Co.(1)	71,000	$6,340,300

		$6,340,300

Media — 1.5%
Walt Disney Co. (The)(1)	84,000	$5,278,560

		$5,278,560

Metals & Mining — 2.2%
BHP Billiton PLC	85,537	$2,406,393
Freeport-McMoRan Copper & Gold, Inc.(1)	186,000	5,659,980

		$8,066,373

Multi-Utilities — 4.8%
E.ON AG	300,000	$5,448,163
National Grid PLC(1)	507,000	6,462,833
Sempra Energy(1)	66,000	5,468,100

		$17,379,096

Security	Shares	Value

Oil, Gas & Consumable Fuels — 8.9%
Chevron Corp.(1)	30,000	$3,660,300
ENI SpA(1)	277,000	6,610,996
Exxon Mobil Corp.	20,000	1,779,800
HollyFrontier Corp.	30,000	1,483,500
Occidental Petroleum Corp.(1)	65,000	5,801,900
Phillips 66(1)	82,000	4,997,900
Statoil ASA	151,000	3,696,685
Total SA	80,000	4,026,964

		$32,058,045

Pharmaceuticals — 7.3%
AstraZeneca PLC	55,000	$2,855,654
Pfizer, Inc.(1)	180,000	5,232,600
Roche Holding AG PC(1)	23,500	5,882,999
Sanofi(1)	85,000	9,189,820
Takeda Pharmaceutical Co., Ltd.	59,500	3,266,654

		$26,427,727

Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc.(1)	29,000	$3,858,160

		$3,858,160

Road & Rail — 1.3%
Union Pacific Corp.(1)	32,000	$4,734,720

		$4,734,720

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.	50,000	$2,199,500

		$2,199,500

Software — 3.6%
Microsoft Corp.(1)	246,000	$8,142,600
Oracle Corp.(1)	145,000	4,753,100

		$12,895,700

Specialty Retail — 4.2%
Hennes & Mauritz AB, Class B	127,000	$4,510,231
Home Depot, Inc. (The)(1)	79,000	5,794,650
Industria de Diseno Textil SA	22,000	2,952,519
Kingfisher PLC	400,000	1,949,053

		$15,206,453

6	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.7%
Adidas AG	26,000	$2,718,748

		$2,718,748

Tobacco — 2.8%
British American Tobacco PLC	40,000	$2,217,409
Japan Tobacco, Inc.	127,000	4,800,754
Swedish Match AB	87,000	3,018,070

		$10,036,233

Trading Companies & Distributors — 0.7%
Mitsui & Co., Ltd.	185,000	$2,548,682

		$2,548,682

Wireless Telecommunication Services — 1.2%
Tele2 AB, Class B	265,000	$4,547,171

		$4,547,171

Total Common Stocks (identified cost $300,843,933)		$363,509,785

Preferred Stocks — 24.7%

Security	Shares	Value

Banks — 0.5%
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(3)(4)	1,878	$1,863,139

		$1,863,139

Capital Markets — 1.2%
Affiliated Managers Group, Inc., 6.375%	16,460	$446,436
Bank of New York Mellon Corp. (The), 5.20%	57,800	1,480,836
Goldman Sachs Group, Inc. (The), Series I, 5.95%	29,700	762,696
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(2)(4)	39,850	1,024,544
State Street Corp., Series C, 5.25%	19,955	508,453

		$4,222,965

Commercial Banks — 8.7%
Barclays Bank PLC, 7.625%(1)	830	$876,803
Barclays Bank PLC, Series 3, 7.10%	55,883	1,430,046
Citigroup, Inc., Series B, 5.90% to 2/15/23(4)	1,080	1,157,395
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	16,600	1,784,500
Countrywide Capital V, 7.00%	19,984	505,196
Deutsche Bank Contingent Capital Trust III, 7.60%	35,564	1,006,461
Farm Credit Bank of Texas, Series 1, 10.00%	1,961	2,476,375

Security	Shares	Value

Commercial Banks (continued)
First Republic Bank, Series B, 6.20%	15,500	$415,749
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(1)(3)(4)	818	1,215,892
JPMorgan Chase & Co., Series 0, 5.50%	40,767	1,035,889
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(1)(4)	2,320	2,706,262
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(4)	485	494,649
KeyCorp, Series A, 7.75%	25,440	3,294,480
Landsbanki Islands HF, 7.431%(2)(3)(5)(6)(7)	2,150	0
Regions Financial Corp., Series A, 6.375%	98,700	2,532,642
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	23.37	2,609,545
SunTrust Banks, Inc., Series E, 5.875%	66,900	1,712,138
Texas Capital Bancshares, Inc., 6.50%	47,865	1,223,549
Webster Financial Corp., Series E, 6.40%	33,450	865,067
Wells Fargo & Co., Series L, 7.50%	2,460	3,246,585
Zions Bancorporation, Series G, 6.30% to 3/15/23(2)(4)	34,620	937,942

		$31,527,165

Consumer Finance — 1.3%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(4)	37,436	$1,003,753
Capital One Financial Corp., Series B, 6.00%	59,900	1,564,588
Discover Financial Services, Series B, 6.50%	76,300	2,021,378

		$4,589,719

Diversified Financial Services — 2.8%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(1)(4)	16.38	$1,965,956
General Electric Capital Corp., Series B, 6.25% to 12/15/22(1)(4)	8.95	1,012,977
KKR Financial Holdings, LLC, Series A, 7.375%	67,100	1,786,303
RBS Capital Funding Trust VII, Series G, 6.08%(2)	155,277	3,447,149
UBS AG, 7.625%(1)	1,650	1,942,647

		$10,155,032

Electric Utilities — 3.2%
Duke Energy Corp., 5.125%	21,000	$537,470
Electricite de France SA, 5.25% to 1/29/23(1)(3)(4)	2,100	2,144,819
Entergy Arkansas, Inc., 4.90%	17,165	440,136
Entergy Arkansas, Inc., 6.45%	110,721	2,806,091
Entergy Louisiana, LLC, 6.95%	928	93,960
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	19,500	521,284
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	27,497	697,365
Southern California Edison Co., Series D, 6.50%	15,570	1,664,044
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(4)	861	980,153
Virginia Electric and Power Co., 6.12%	15	1,556,966

		$11,442,288

7	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 0.8%
Dairy Farmers of America, 7.875%(3)	22,100	$2,440,669
Ocean Spray Cranberries, Inc., 6.25%(3)	4,250	398,172

		$2,838,841

Insurance — 2.2%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(2)(4)	20,836	$540,694
Aspen Insurance Holdings, Ltd., 7.25%	31,065	847,454
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(4)	15,200	418,912
Endurance Specialty Holdings, Ltd., Series B, 7.50%	31,675	872,963
Montpelier Re Holdings, Ltd., 8.875%	123,450	3,441,786
Prudential PLC, 6.50%(1)	2,022	2,051,952

		$8,173,761

Machinery — 0.6%
Stanley Black & Decker, Inc., 5.75%	89,073	$2,379,924

		$2,379,924

Multi-Utilities — 0.3%
DTE Energy Co., Series C, 5.25%	49,700	$1,282,260

		$1,282,260

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(4)	50,495	$1,391,768

		$1,391,768

Real Estate Investment Trusts (REITs) — 1.7%
Boston Properties, Inc., Series B, 5.25%(2)	36,200	$921,652
CapLease, Inc., Series A, 8.125%	39,859	1,010,426
Cedar Realty Trust, Inc., Series B, 7.25%	33,600	880,656
Chesapeake Lodging Trust, Series A, 7.75%	8,758	237,254
DDR Corp., Series J, 6.50%	65,000	1,675,050
Sunstone Hotel Investors, Inc., Series D, 8.00%	41,400	1,102,275
Taubman Centers, Inc., Series K, 6.25%(2)	12,600	324,450

		$6,151,763

Telecommunications — 0.3%
Centaur Funding Corp., 9.08%(3)	740	$937,950

		$937,950

Security	Shares	Value

Thrifts & Mortgage Finance — 0.7%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(4)	825	$742,335
EverBank Financial Corp., Series A, 6.75%	67,000	1,697,110

		$2,439,445

Total Preferred Stocks (identified cost $82,241,273)		$89,396,020

Corporate Bonds & Notes — 6.3%

Security	Principal Amount (000’s omitted)	Value

Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$420	$422,467

		$422,467

Commercial Banks — 1.2%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(3)(4)	$400	$400,400
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	740	766,640
Citigroup Capital III, 7.625%, 12/1/36	820	967,600
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(1)(3)(4)	968	1,224,576
Regions Bank, 6.45%, 6/26/37(1)	95	104,738
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	1,000	875,000

		$4,338,954

Diversified Financial Services — 0.7%
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(1)(4)	$500	$510,000
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(3)(4)	2,360	2,183,000

		$2,693,000

Diversified Telecommunication Services — 0.2%
Koninklijke KPN N.V., 7.00% to 3/28/23, 3/28/73(3)(4)	$833	$837,490

		$837,490

Electric Utilities — 0.9%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(1)(4)	$3,000	$3,190,239

		$3,190,239

Insurance — 2.6%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(1)(4)(8)	$2,000	$3,190,000
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(1)(3)(4)	735	729,934

8	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insurance (continued)
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(1)(3)(4)	$1,141	$1,212,738
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(1)(3)(4)	807	867,525
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(1)(4)	3,553	3,508,587

		$9,508,784

Pipelines — 0.6%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(1)(4)	$1,000	$1,086,026
Southern Union Co., 3.316%, 11/1/66(1)(5)	1,053	922,691

		$2,008,717

Total Corporate Bonds & Notes (identified cost $19,243,029)		$22,999,651

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$6,761	$6,760,509

Total Short-Term Investments (identified cost $6,760,509)		$6,760,509

Total Investments — 133.3% (identified cost $409,088,744)		$482,665,965

Other Assets, Less Liabilities — (33.3)%		$(120,684,619)

Net Assets — 100.0%		$361,981,346

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $22,039,456 or 6.1% of the Fund’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.
(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(7)	Defaulted security.

(8)

The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.0%	$270,168,409
France	8.7	42,221,353
Switzerland	6.1	29,297,615
Germany	5.8	27,836,026
United Kingdom	4.7	22,616,441
Japan	4.3	20,690,495
Sweden	3.4	16,401,533
Norway	3.0	14,776,385
Italy	1.4	6,610,996
Bermuda	1.3	6,121,809
Netherlands	1.1	5,268,590
Belgium	1.0	4,803,526
Cayman Islands	0.9	4,446,537
Spain	0.6	2,952,519
Israel	0.5	2,687,152
Ireland	0.5	2,234,400
Australia	0.4	1,942,672
Brazil	0.2	1,167,040
China	0.1	422,467
Iceland	0.0	0

Total Investments	100.0%	$482,665,965

9	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $402,328,235)	$475,905,456
Affiliated investment, at value (identified cost, $6,760,509)	6,760,509
Cash	91,640
Foreign currency, at value (identified cost, $532,973)	539,080
Dividends and interest receivable	1,886,402
Interest receivable from affiliated investment	381
Receivable for investments sold	749,198
Receivable for open forward foreign currency exchange contracts	36,737
Tax reclaims receivable	576,725
Total assets	$486,546,128

Liabilities
Notes payable	$118,000,000
Payable for investments purchased	5,544,210
Payable for open forward foreign currency exchange contracts	611,802
Payable to affiliates:
Investment adviser fee	328,009
Trustees’ fees	1,495
Accrued expenses	79,266
Total liabilities	$124,564,782
Net Assets	$361,981,346

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 14,519,257 shares issued and outstanding	$145,193
Additional paid-in capital	274,927,666
Accumulated net realized gain	13,495,196
Accumulated undistributed net investment income	394,464
Net unrealized appreciation	73,018,827
Net Assets	$361,981,346

Net Asset Value
($361,981,346 ÷ 14,519,257 common shares issued and outstanding)	$24.93

10	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends (net of foreign taxes, $612,528)	$12,698,949
Interest	707,958
Interest income allocated from affiliated investment	1,963
Expenses allocated from affiliated investment	(190)
Total investment income	$13,408,680

Expenses
Investment adviser fee	$1,928,165
Trustees’ fees and expenses	9,034
Custodian fee	139,951
Transfer and dividend disbursing agent fees	9,019
Legal and accounting services	55,471
Printing and postage	46,588
Interest expense and fees	563,169
Miscellaneous	65,293
Total expenses	$2,816,690
Deduct —
Reduction of custodian fee	$14
Total expense reductions	$14

Net expenses	$2,816,676

Net investment income	$10,592,004

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$18,524,346
Investment transactions allocated from affiliated investment	52
Foreign currency and forward foreign currency exchange contract transactions	64,070
Net realized gain	$18,588,468
Change in unrealized appreciation (depreciation) —
Investments	$19,325,704
Foreign currency and forward foreign currency exchange contracts	(557,709)
Net change in unrealized appreciation (depreciation)	$18,767,995

Net realized and unrealized gain	$37,356,463

Net increase in net assets from operations	$47,948,467

11	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$10,592,004	$20,408,846
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	18,588,468	14,618,012
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	18,767,995	7,016,194
Net increase in net assets from operations	$47,948,467	$42,043,052
Distributions to shareholders —
From net investment income	$(11,494,896)	$(20,332,768)
Total distributions	$(11,494,896)	$(20,332,768)

Net increase in net assets	$36,453,571	$21,710,284

Net Assets
At beginning of period	$325,527,775	$303,817,491
At end of period	$361,981,346	$325,527,775

Accumulated undistributed net investment income included in net assets
At end of period	$394,464	$1,297,356

12	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2013
Net increase in net assets from operations	$47,948,467
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(217,404,741)
Investments sold	221,803,205
Increase in short-term investments, net	(2,255,830)
Net amortization/accretion of premium (discount)	2,843
Increase in dividends and interest receivable	(651,934)
Increase in interest receivable from affiliated investment	(228)
Increase in receivable for open forward foreign currency exchange contracts	(35,959)
Increase in tax reclaims receivable	(122,060)
Increase in payable for open forward foreign currency exchange contracts	610,792
Increase in payable to affiliate for investment adviser fee	5,699
Increase in payable to affiliate for Trustees’ fees	63
Decrease in accrued expenses	(199,074)
Net change in unrealized (appreciation) depreciation from investments	(19,325,704)
Net realized gain from investments	(18,524,346)
Net cash provided by operating activities	$11,851,193

Cash Flows From Financing Activities
Distributions paid, net of reinvestments	$(11,494,896)
Net cash used in financing activities	$(11,494,896)

Net increase in cash*	$356,297

Cash at beginning of period(1)	$274,423

Cash at end of period(1)	$630,720

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$687,128

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(458).

13	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$22.420		$20.930	$21.980	$19.680	$18.110	$37.490

Income (Loss) From Operations
Net investment income(1)	$0.730		$1.406	$1.427	$1.477	$1.400	$2.534
Net realized and unrealized gain (loss)	2.572		1.484	(1.077)	2.223	1.696	(19.380)
Distributions to preferred shareholders
From net investment income	—		—	—	—	—	(0.200)

Total income (loss) from operations	$3.302		$2.890	$0.350	$3.700	$3.096	$(17.046)

Less Distributions to Common Shareholders
From net investment income	$(0.792)		$(1.400)	$(1.400)	$(1.400)	$(1.519)	$(2.334)
Tax return of capital	—		—	—	—	(0.007)	—

Total distributions to common shareholders	$(0.792)		$(1.400)	$(1.400)	$(1.400)	$(1.526)	$(2.334)

Net asset value — End of period (Common shares)	$24.930		$22.420	$20.930	$21.980	$19.680	$18.110

Market value — End of period (Common shares)	$23.570		$19.660	$17.910	$20.360	$17.560	$15.090

Total Investment Return on Net Asset Value(2)	15.29	%(3)	15.51%	2.00%	20.11%	20.98%	(47.35)%

Total Investment Return on Market Value(2)	24.31	%(3)	18.30%	(5.73)%	24.63%	29.62%	(54.28)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$361,981		$325,528	$303,817	$319,161	$285,750	$262,900
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.34	%(6)	1.30%	1.18%	1.10%	1.10%	1.02%
Interest and fee expense(7)	0.33	%(6)	0.48%	0.39%	0.38%	0.72%	0.54%
Total expenses(5)	1.67	%(6)	1.78%	1.57%	1.48%	1.82%	1.56%
Net investment income	6.28	%(6)	6.60%	6.35%	7.07%	8.31%	8.07%
Portfolio Turnover	48	%(3)	97%	95%	136%	140%	113%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses excluding interest and fees(5)	0.99	%(6)	0.94%	0.88%	0.87%	0.80%	0.77%
Interest and fee expense(7)	0.25	%(6)	0.35%	0.29%	0.29%	0.53%	0.41%
Total expenses(5)	1.24	%(6)	1.29%	1.17%	1.16%	1.33%	1.18%
Net investment income	4.66	%(6)	4.78%	4.72%	5.52%	6.07%	6.13%
Senior Securities:
Total notes payable outstanding (in 000’s)	$118,000		$118,000	$118,000	$112,000	$85,000	$111,000
Asset coverage per $1,000 of notes payable(8)	$4,068		$3,759	$3,575	$3,850	$4,362	$3,368

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the notes payable incurred to redeem the Fund’s preferred shares (see Note 8).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

15

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $5,018,867 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($1,321,975), October 31, 2017 ($2,492,615) and October 31, 2018 ($1,204,277). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

16

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended April 30, 2013, the Fund’s investment adviser fee amounted to $1,928,165. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $220,481,451 and $222,483,895, respectively, for the six months ended April 30, 2013.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares by the Fund for the six months ended April 30, 2013 and the year ended October 31, 2012.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$408,809,969

Gross unrealized appreciation	$78,793,862
Gross unrealized depreciation	(4,937,866)

Net unrealized appreciation	$73,855,996

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

17

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

5/31/13	Euro 12,285,484	United States Dollar 16,004,963	Citibank NA	$(177,295)
5/31/13	Euro 12,285,484	United States Dollar 16,004,988	Standard Chartered Bank	(177,271)
5/31/13	Euro 12,285,484	United States Dollar 16,005,037	State Street Bank and Trust Co.	(177,222)
5/31/13	Japanese Yen 977,450,000	United States Dollar 9,948,013	Standard Chartered Bank	(80,014)

				$(611,802)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation

5/31/13	British Pound Sterling 2,583,062	United States Dollar 3,999,949	Citibank NA	$11,677
5/31/13	British Pound Sterling 2,583,062	United States Dollar 3,998,670	Standard Chartered Bank	12,956
5/31/13	British Pound Sterling 2,583,062	United States Dollar 3,999,523	State Street Bank and Trust Co.	12,104

				$36,737

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $611,802.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $36,737, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $12,956. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At April 30, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $37,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

18

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$36,737	(1)	$611,802	(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$159,689	(1)	$(574,833	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2013, which is indicative of the volume of this derivative type, was approximately $28,355,000.

8  Committed Facility Agreement

Effective February 6, 2013, the Fund entered into a Committed Facility Agreement (the Agreement) with a major financial institution that allows it to borrow up to $138 million over a rolling 180 calendar day period. Interest is charged at a rate above 1-month LIBOR and is payable monthly. The Fund is charged a commitment fee of 0.25% per annum on the unused portion of the commitment if outstanding borrowings are less than 85% of the borrowing limit. Under the terms of the Agreement, the Fund is required to satisfy certain collateral requirements and maintain a certain level of net assets. Prior to February 6, 2013, the Fund had a Committed Facility Agreement with another major financial institution to borrow up to $133 million. Under the terms of such agreement, the Fund was charged interest at a rate above 3-month LIBOR and was payable monthly. The Fund was charged a commitment fee of 0.55% per annum on the unused portion of the commitment. At April 30, 2013, the Fund had borrowings outstanding under the Agreement of $118 million at an interest rate of 0.80%. The carrying amount of the borrowings at April 30, 2013 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2013. For the six months ended April 30, 2013, the average borrowings under the agreements and the average interest rate (excluding fees) were $118 million and 0.92% (annualized), respectively.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

19

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Consumer Discretionary	$16,844,120	$18,239,524	$—	$35,083,644
Consumer Staples	7,555,563	22,512,789	—	30,068,352
Energy	23,380,080	14,334,645	—	37,714,725
Financials	36,011,850	54,170,407	—	90,182,257
Health Care	9,313,000	21,195,127	—	30,508,127
Industrials	23,259,670	18,307,707	—	41,567,377
Information Technology	38,275,057	—	—	38,275,057
Materials	17,949,720	6,024,332	—	23,974,052
Telecommunication Services	—	16,605,098	—	16,605,098
Utilities	7,620,100	11,910,996	—	19,531,096

Total Common Stocks	$180,209,160	$183,300,625 **	$—	$363,509,785

Preferred Stocks
Consumer Staples	$—	$2,838,841	$—	$2,838,841
Energy	—	1,391,768	—	1,391,768
Financials	32,470,168	36,652,821	0	69,122,989
Industrials	—	2,379,924	—	2,379,924
Telecommunication Services	—	937,950	—	937,950
Utilities	1,282,260	11,442,288	—	12,724,548

Total Preferred Stocks	$33,752,428	$55,643,592	$0	$89,396,020

Corporate Bonds & Notes	$—	$22,999,651	$—	$22,999,651
Short-Term Investments	—	6,760,509	—	6,760,509

Total Investments	$213,961,588	$268,704,377	$0	$482,665,965

Forward Foreign Currency Exchange Contracts	$—	$36,737	$—	$36,737

Total	$213,961,588	$268,741,114	$0	$482,702,702

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(611,802)	$—	$(611,802)

Total	$—	$(611,802)	$—	$(611,802)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2013 is not presented. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 15, 2013. The following action was taken by the shareholders:

Item 1:  The election of Ronald A. Pearlman, Helen Frame Peters and Ralph F. Verni as Class III Trustees of the Fund, each for a three-year term expiring in 2016.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Ronald A. Pearlman	12,954,677	450,205
Helen Frame Peters	13,003,399	401,483
Ralph F. Verni	12,990,628	414,254

21

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board noted the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in particular foreign markets or industries. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

23

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

24

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

Judith A. Saryan

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2013, Fund records indicate that there are 8 registered shareholders and approximately 11,867 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETO.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

26

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

2159-6/13	CE-TAGDOSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 7, 2013

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	June 7, 2013